Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities	11.Accounts payable and accrued liabilities

	December 31,	December 31,
	2022	2021
	$	$
Trade payables	1,758,486	410,701
Accrued liabilities	202,259	290,298
Total	1,960,745	700,999